Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 7,600,000	$ 7,500,000	$ 8,100,000
Accumulated amortization	24,532,000	28,187,000	20,221,000
Shares held in treasury	17,110,209	17,082,652	16,998,850
Common Class A
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	175,000,000	175,000,000	175,000,000
Common stock, shares issued	95,444,171	95,011,499	94,483,412
Common stock, shares outstanding	78,333,962	77,928,847	77,484,562
Common Class B
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	37,500,000	37,500,000	37,500,000
Common stock, shares issued	14,910,365	15,122,865	15,122,865
Common stock, shares outstanding	14,910,365	15,122,865	15,122,865
Preferred Class A
Preferred stock, par value	$ 638	$ 638	$ 638
Preferred stock, cumulative dividends	63.80	63.80	63.80
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series AA Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, cumulative dividends	63.80	63.80	63.80
Preferred stock, shares authorized	5,720	5,720	5,720
Preferred stock, shares issued	5,720	5,720	5,720
Preferred stock, shares outstanding	5,720	5,720	5,720
LAMAR MEDIA CORP
Allowance for doubtful accounts	7,600,000	7,500,000	8,100,000
Accumulated amortization	$ 15,245,000	$ 18,899,000	$ 10,933,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000	3,000
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100